Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares authorized	[1]	180,000,000	180,000,000
Ordinary shares, shares issued	[1]	2,805,325	2,805,325
Ordinary shares, shares outstanding	[1]	2,805,325	2,805,325
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares authorized	[1]	20,000,000	20,000,000
Ordinary shares, shares issued	[1]
Ordinary shares, shares outstanding	[1]

[1]	Retrospectively restated for one-for-five reverse split with effective date of August 10, 2022.